UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02319

Fort Dearborn Income Securities, Inc.

(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807

(Address of principal executive offices) (Zip code)

Joseph J. Allessie, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2012

Item 1. Reports to Stockholders.

Closed-end funds

Fort Dearborn Income Securities, Inc.
Semiannual Report
March 31, 2012

Fort Dearborn Income Securities, Inc.

May 9, 2012

Dear shareholder,
We present you with the semiannual report for Fort Dearborn Income Securities, Inc. (the “Fund”) for the six months ended March 31, 2012.

Performance
For the six months ended March 31, 2012, the Fund returned 3.31% on a net asset value (“NAV”) basis, and 7.53% on a market price basis. Over the same period, the Fund’s benchmark, the Investment Grade Bond Index (the “Index”), returned 3.08%, while the Fund’s peer group, as measured by the Lipper Corporate Debt Funds BBB-Rated median, posted a return of 5.18% on a NAV basis, and 9.38% on a market price basis.[1] (For more performance information, please refer to “Performance at a glance” on page 7.)
Fort Dearborn Income Securities, Inc.
Investment goal:
Current income consistent with external interest rate conditions and total return.

Portfolio manager:
Michael Dow UBS Global Asset Management (Americas) Inc.

Commencement:
December 19, 1972

NYSE symbol:
FDI

Dividend payments:
Quarterly.

On a NAV and market price basis, the Fund outperformed its benchmark during the reporting period. During the period, neither the Fund nor the Index used leverage, although some funds in its Lipper peer group may have. (Leverage magnifies returns on both the upside and on the downside, creating a wider range of returns.)

The Fund traded at a discount to its NAV throughout the reporting period. When the period began, the Fund was trading at a 7.1% discount to its

[1]	The Investment Grade Bond Index is an unmanaged index compiled by the Advisor, constructed as follows: From 12/31/81 to present—5% Barclays US Agency Index (7+ years), 75% Barclays US Credit Index (7+ years), 10% Barclays US Mortgage-Backed Securities Index (all maturities) and 10% Barclays US Treasury Index (7+ years). Investors should note that indices do not reflect the deduction of fees and expenses.

Fort Dearborn Income Securities, Inc.

NAV. This was less than the Fund’s Lipper peer group median discount, which was 7.5% as of the same date. As of March 31, 2012, the Fund traded at a 3.6% discount versus its NAV, the same as its Lipper peer group median.

A fund trades at a discount when the market price at which its shares trade is less than its NAV. Alternately, a fund trades at a premium when the market price at which its shares trade is more than its NAV per share. The market price is the price the market is willing to pay for shares of a fund at a given time, and may be influenced by a range of factors, including supply and demand and market conditions. NAV per share is determined by dividing the value of the Fund’s securities, cash and other assets, less all liabilities, by the total number of common shares outstanding.

An interview with Portfolio Manager Michael Dow
Q.	How would you describe the economic environment during the reporting period?
A.	Although the overall US economy continued to grow, elevated unemployment and ongoing strains in the housing market held back a more robust expansion. Looking back, the Commerce Department reported that gross domestic product (“GDP”) growth in the US was a tepid 1.3% during the second quarter of 2011, and then grew 1.8% and 3.0% over the third and fourth quarters. On April 27, 2012, after the Fund’s reporting period had ended, the Commerce Department’s initial estimate for first quarter 2012 GDP growth was 2.2%.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	In August 2011, prior to the beginning of the reporting period, the Fed, acknowledging that economic growth had been considerably slower than it expected, declared that it would keep the extremely low federal funds rate of between 0% and 0.25% on hold until at least through mid-2013. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) In January 2012, the Fed extended this period, noting that economic conditions warranted maintaining exceptionally

Fort Dearborn Income Securities, Inc.

low levels at least through late 2014. Additionally, the Fed also announced its plan to purchase $400 billion of longer-term Treasury securities, and to sell an equal amount of shorter-term Treasury securities by June 2012. Dubbed “Operation Twist,” the Fed noted that its intention with this program was to “put downward pressure on longer-term interest rates and help make broader financial conditions more accommodative.”

Q.	How did the bond market perform during the reporting period?
A.	Despite some setbacks, the US taxable spread sectors (non-US Treasury fixed income securities) generated solid results during the reporting period. Positive investor sentiment was due, in part, to some positive economic news in the US. In particular, unemployment declined, consumer spending was solid, the manufacturing sector continued to expand and there were indications that the housing market may be finally reaching a bottom. In addition, during the second half of the period, concerns regarding the European sovereign debt crisis moderated as Greece restructured its debt and the European Central Bank’s Long-Term Refinancing Operation (LTRO) helped alleviate a European banking crisis, at least for now. Against this backdrop, the spread sectors (non-US Treasuries) generated positive results and outperformed comparable duration Treasuries during the period. All told, during the six months ended March 31, 2012, the overall US bond market, as measured by the Barclays US Aggregate Index, returned 1.43%.

Q.	How was the Fund managed from a duration and yield curve perspective during the reporting period?
A.	We tactically adjusted the Fund’s duration, which measures a portfolio’s sensitivity to changes in interest rates, over the reporting period. To a great extent, the Fund had a neutral duration during the first half of the period given uncertainties regarding the economy. As the period progressed and the economy showed signs of improvement, we adjusted the Fund’s duration and had a bias of being generally short duration versus the Index. Overall, duration positioning did not significantly impact results during the six-month reporting period.

Fort Dearborn Income Securities, Inc.

The Fund’s yield curve positioning was largely in line with that of the Index during the reporting period and it did not meaningfully impact performance. (The yield curve plots the interest rates, at a set point in time, of bonds having equal credit quality, but differing maturity dates.)

Q.	How did you manage the Fund’s portfolio during the reporting period?
A.	The key driver of the Fund’s outperformance versus the Index during the quarter was its allocation to the spread sector. One notable area of strength was security selection across the corporate bond subsectors, especially within financials and industrials. In particular, as the reporting period progressed, the Fund benefited from security selection of higher beta (riskier) financials, such as select US banks. On the heels of generally improving macroeconomic data in the US and diminished intensity of sovereign and banking risks in Europe, higher beta issuers/issues across the corporate bond market performed well. In addition to US banks, exposures and security selection in more economically sensitive sectors (most of which we were overweight), such as energy, basic industries, communications and consumer discretionary enhanced the Fund’s results.

A small allocation to commercial mortgage-backed securities (CMBS) was rewarded given the sector’s strong results during the period. Positive security selection of Build America Bonds (BABs) also positively contributed to performance. BABs, while no longer issued, represent a key allocation within broad US credit indexes. As a result of the supply/demand characteristics of that market segment, certain issues have generated relatively strong performance. Elsewhere, during the second half of the period, we increased the Fund’s mortgage-backed security (MBS) exposure from an underweight to a near neutral weight relative to the Index. This had a small positive impact on results.

Somewhat detracting from results during the period was our positioning in non-corporate credit. Overall, the Fund was underweight

Fort Dearborn Income Securities, Inc.

sovereign issuers during a period when global sovereign performance was rather strong. In addition, sector allocation within the corporate sector was a slight negative. In particular, while an overweight in financials was beneficial, it was not enough to offset our underweight to industrials.

Q.	What factors do you believe will affect the Fund over the coming months?
A.	We feel that the US economic expansion will continue in 2012, although growth will likely be far from robust. Against this backdrop, we expect the Fed to maintain its accommodative monetary policy to support the economy. This was evident in January 2012, when the Fed indicated its intention of keeping the federal funds rate within a historically low range of 0% to 0.25% until at least late 2014. In Europe, we believe the sovereign debt crisis will spur continued market volatility.

Fort Dearborn Income Securities, Inc.

We thank you for your continued support and welcome any comments or questions you may have. For additional information regarding the Fund, please contact your Financial Advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver
President
Fort Dearborn Income Securities, Inc.
Managing Director
UBS Global Asset Management (Americas) Inc.

Michael Dow
Portfolio Manager
Fort Dearborn Income Securities, Inc.
Head of US Long Duration Fixed Income
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended March 31, 2012. The views and opinions in the letter were current as of May 9, 2012. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

Fort Dearborn Income Securities, Inc.

Performance at a glance (unaudited)

Average annual total returns for periods ended 03/31/2012

Net asset value returns	6 months	1 year	5 years	10 years

Fort Dearborn Income Securities, Inc.	3.31%	13.47%	8.43%	7.56%

Lipper Corporate Debt Funds BBB-Rated median	5.18	7.91	6.64	6.85

Market price returns

Fort Dearborn Income Securities, Inc.	7.53	21.17	9.62	8.06

Lipper Corporate Debt Funds BBB-Rated median	9.38	14.24	6.96	7.87

Index returns

Investment Grade Bond Index[1]	3.08	14.16	8.11	7.67

Past performance does not predict future performance. The return and value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. The Fund’s net asset value (“NAV”) returns assume, for illustration only, that dividends and other distributions, if any, were reinvested at the NAV on the payable dates. The Fund’s market price returns assume that all dividends and other distributions, if any, were reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan. NAV and market price returns for the period of less than one year have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and other distributions, if any, or the sale of Fund shares.

Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper median is the return of the fund that places in the middle of the peer group.

[1]	The Investment Grade Bond Index is an unmanaged index compiled by the Advisor, constructed as follows: From 12/31/81 to present—5% Barclays US Agency (7+ years), 75% Barclays US Credit Index (7+ years), 10% Barclays US Mortgage-Backed Securities Index (all maturities) and 10% Barclays US Treasury Index (7+ years). Investors should note that indices do not reflect the deduction of fees and expenses.

Fort Dearborn Income Securities, Inc.

Portfolio statistics (unaudited)

Characteristics[1]	03/31/12	09/30/11	03/31/11

Net asset value	$16.77	$17.29	$16.10

Market price	$16.17	$16.07	$14.61

12-month dividends/distributions	$1.4610	$1.3500	$1.4700

Dividend/distribution at period-end	$0.1750	$0.1900	$0.1900

Net assets (mm)	$147.2	$151.7	$141.3

Weighted average maturity (yrs.)	17.9	16.6	15.9

Duration (yrs.)[2]	9.7	10.0	8.9

Credit quality[3]	03/31/12	09/30/11	03/31/11

AAA	1.1%	0.9%	5.4%

US Treasury[4]	12.2	23.8	15.3

US Agency[4,5]	8.8	1.9	2.5

AA	6.3	5.9	3.9

A	32.1	28.1	32.5

BBB	30.4	32.8	36.4

BB	1.8	1.8	1.5

B	0.1	—	0.9

CCC and Below	0.8	0.7	—

Non-rated	2.2	1.9	0.2

Cash equivalents	3.2	1.3	0.4

Other assets, less liabilities	1.0	0.9	1.0

Total	100.0%	100.0%	100.0%

[1]	Prices and other characteristics will vary over time.
[2]	Duration is a measure of price sensitivity of a fixed-income investment or portfolio (expressed as % change in price) to a 1 percentage point (i.e. 100 basis points) change in interest rates, accounting for optionality in bonds such as prepayment risk and call/put features.
[3]	Weightings represent percentages of net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time. Credit quality ratings shown are based on those assigned by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (“S&P”), to individual portfolio holdings. S&P is an independent ratings agency.
[4]	S&P downgraded long-term US government debt on August 5, 2011 to AA+. Other rating agencies continue to rate long-term US government debt in their highest ratings categories. The Fund’s aggregate exposure to AA rated debt as of March 31, 2012 would include both the percentages indicated above for AA and US government debt but has been broken out into two separate categories to facilitate understanding.
[5]	Includes agency debentures and agency mortgage-backed securities.

Fort Dearborn Income Securities, Inc.

Industry diversification (unaudited)
As a percentage of net assets
As of March 31, 2012

Bonds
Corporate bonds
Aerospace & defense	0.76%
Automobiles	1.28
Banks	0.33
Beverages	0.50
Biotechnology	0.07
Building products	0.36
Capital markets	2.97
Chemicals	0.81
Commercial banks	2.29
Commercial services & supplies	0.90
Communications equipment	0.30
Computers & peripherals	0.21
Diversified financial services	5.85
Diversified telecommunication services	4.13
Electric utilities	4.67
Energy equipment & services	0.99
Food & staples retailing	2.06
Food products	1.36
Gas utilities	0.22
Health care providers & services	0.76
Hotels, restaurants & leisure	0.23
Household durables	0.42
Independent power producers & energy traders	0.67
Industrial conglomerates	0.05
Insurance	3.18
Leisure equipment & products	0.27
Life sciences tools & services	0.10
Machinery	0.40
Media	4.31
Metals & mining	3.25
Multiline retail	0.52
Multi-utilities	1.00
Office electronics	0.43
Oil, gas & consumable fuels	7.83
Paper & forest products	0.59
Pharmaceuticals	0.93
Real estate investment trust (REIT)	0.62
Road & rail	0.77

9

Fort Dearborn Income Securities, Inc.

Industry diversification (unaudited) (concluded)
As a percentage of net assets
As of March 31, 2012

Bonds (concluded)
Corporate bonds (concluded)
Semiconductors & semiconductor equipment	0.24%
Software	0.28
Specialty retail	0.16
Tobacco	2.10
Wireless telecommunication services	0.83

Total corporate bonds	60.00%
Asset-backed securities	0.61
Commercial mortgage-backed securities	1.42
Mortgage & agency debt securities	9.85
Municipal bonds	7.32
US government obligations	12.21
Non-US government obligations	4.18
Supranational bond	0.16

Total bonds	95.75%
Preferred stock	0.02
Short-term investment	3.21

Total investments	98.98%
Cash and other assets, less liabilities	1.02

Net assets	100.00%

10

Fort Dearborn Income Securities, Inc.
Portfolio of investments—March 31, 2012
(unaudited)

	Face
Security description	amount	Value

Bonds—95.75%

Corporate bonds—60.00%

Australia—1.15%

Rio Tinto Finance USA Ltd.,
3.750%, due 09/20/21	$400,000	$412,943

5.200%, due 11/02/40	750,000	792,374

9.000%, due 05/01/19	355,000	479,651

Total Australia corporate bonds		1,684,968

Austria—0.28%

PE Paper Escrow GmbH,
12.000%, due 08/01/14[1]	375,000	406,875

Bermuda—0.11%

Validus Holdings Ltd.,
8.875%, due 01/26/40	150,000	165,806

Brazil—0.57%

Petrobras International Finance Co.,
5.375%, due 01/27/21	400,000	432,052

6.875%, due 01/20/40	350,000	411,134

Total Brazil corporate bonds		843,186

Canada—2.09%

Anadarko Finance Co.,
Series B, 7.500%, due 05/01/31	490,000	605,319

Canadian Natural Resources Ltd.,
5.850%, due 02/01/35	435,000	498,355

EnCana Corp.,
6.625%, due 08/15/37	250,000	272,170

Petro-Canada,
6.800%, due 05/15/38	520,000	663,454

Teck Resources Ltd.,
6.250%, due 07/15/41	375,000	406,821

TransCanada PipeLines Ltd.,
7.125%, due 01/15/19	500,000	633,810

Total Canada corporate bonds		3,079,929

Cayman Islands—2.06%

Transocean, Inc.,
6.800%, due 03/15/38	535,000	598,303

7.500%, due 04/15/31	575,000	652,734

Fort Dearborn Income Securities, Inc.
Portfolio of investments—March 31, 2012
(unaudited)

	Face
Security description	amount	Value

Bonds—(continued)

Corporate bonds—(continued)

Cayman Islands—(concluded)

Vale Overseas Ltd.,
4.375%, due 01/11/22	$965,000	$969,290

4.625%, due 09/15/20	765,000	804,687

Total Cayman Islands corporate bonds		3,025,014

France—0.31%

Electricite de France,
6.950%, due 01/26/39[1]	300,000	356,167

France Telecom SA,
8.500%, due 03/01/31	75,000	106,358

Total France corporate bonds		462,525

Luxembourg—0.76%

Covidien International Finance SA,
4.200%, due 06/15/20	440,000	475,510

Enel Finance International SA,
6.000%, due 10/07/39[1]	365,000	331,266

Telecom Italia Capital SA,
6.375%, due 11/15/33	350,000	315,000

Total Luxembourg corporate bonds		1,121,776

Malaysia—0.13%

Petronas Capital Ltd.,
5.250%, due 08/12/19[1]	175,000	195,182

Mexico—0.79%

America Movil SAB de CV,
5.000%, due 03/30/20	625,000	694,997

Petroleos Mexicanos,
6.500%, due 06/02/41	410,000	461,250

Total Mexico corporate bonds		1,156,247

Netherlands—0.34%

Koninklijke Philips Electronics NV,
5.000%, due 03/15/42	75,000	74,846

Siemens Financieringsmaatschappij NV,
6.125%, due 08/17/26[1]	350,000	425,896

Total Netherlands corporate bonds		500,742

Fort Dearborn Income Securities, Inc.
Portfolio of investments—March 31, 2012
(unaudited)

	Face
Security description	amount	Value

Bonds—(continued)

Corporate bonds—(continued)

Netherlands Antilles—0.09%

Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	$125,000	$126,535

Norway—0.12%

Statoil ASA,
4.250%, due 11/23/41	175,000	174,319

Portugal—0.21%

EDP Finance BV,
6.000%, due 02/02/18[1]	350,000	309,325

Qatar—0.38%

Qtel International Finance Ltd.,
7.875%, due 06/10/19[1]	455,000	558,513

South Africa—0.30%

AngloGold Ashanti Holdings PLC,
5.375%, due 04/15/20	430,000	442,613

Sweden—0.15%

Nordea Bank AB,
4.875%, due 05/13/21[1]	230,000	223,839

United Kingdom—1.31%

Barclays Bank PLC,
5.140%, due 10/14/20	60,000	57,801

British Telecommunications PLC,
9.625%, due 12/15/30	555,000	816,584

HSBC Bank PLC,
3.100%, due 05/24/16[1]	215,000	219,002

HSBC Holdings PLC,
4.000%, due 03/30/22	275,000	272,585

6.100%, due 01/14/42	150,000	174,529

Vodafone Group PLC,
5.450%, due 06/10/19	325,000	383,270

Total United Kingdom corporate bonds		1,923,771

United States—48.85%

AEP Texas Central Co.,
Series E, 6.650%, due 02/15/33	495,000	596,894

Aflac, Inc.,
6.450%, due 08/15/40	325,000	361,861

Fort Dearborn Income Securities, Inc.
Portfolio of investments—March 31, 2012
(unaudited)

	Face
Security description	amount	Value

Bonds—(continued)

Corporate bonds—(continued)

United States—(continued)

Alabama Power Co.,
4.100%, due 01/15/42	$550,000	$527,759

Allergan, Inc.,
5.750%, due 04/01/16	495,000	574,711

Alltel Corp.,
7.875%, due 07/01/32	300,000	428,836

Altria Group, Inc.,
9.700%, due 11/10/18	310,000	421,236

9.950%, due 11/10/38	480,000	730,103

American International Group, Inc.,
4.250%, due 09/15/14	275,000	283,719

5.850%, due 01/16/18	525,000	570,941

Amgen, Inc.,
5.650%, due 06/15/42	100,000	106,920

Anadarko Petroleum Corp.,
6.450%, due 09/15/36	375,000	434,101

Anheuser-Busch Cos., Inc.,
6.450%, due 09/01/37	400,000	527,411

Apache Corp.,
5.100%, due 09/01/40	625,000	682,327

Archer-Daniels-Midland Co.,
4.535%, due 03/26/42	418,000	420,872

AT&T, Inc.,
6.500%, due 09/01/37	1,665,000	1,999,402

AXA Financial, Inc.,
7.000%, due 04/01/28	165,000	175,793

Bank of America Corp.,
5.875%, due 02/07/42	120,000	119,353

Bank of America N.A.,
6.000%, due 10/15/36	250,000	247,367

Bear Stearns Cos. LLC,
7.250%, due 02/01/18	1,310,000	1,579,629

Boeing Co.,
6.875%, due 03/15/39	400,000	558,312

Fort Dearborn Income Securities, Inc.
Portfolio of investments—March 31, 2012
(unaudited)

	Face
Security description	amount	Value

Bonds—(continued)

Corporate bonds—(continued)

United States—(continued)

Burlington Northern Santa Fe LLC,
5.400%, due 06/01/41	$480,000	$521,495

Caterpillar, Inc.,
3.900%, due 05/27/21	330,000	361,674

6.050%, due 08/15/36	175,000	221,476

CenterPoint Energy Resources Corp.,
6.000%, due 05/15/18	285,000	328,607

CenturyLink, Inc.,
Series P, 7.600%, due 09/15/39	200,000	189,183

Cisco Systems, Inc.,
5.900%, due 02/15/39	175,000	212,555

Citigroup, Inc.,
4.500%, due 01/14/22	800,000	803,132

6.125%, due 05/15/18	810,000	907,999

6.875%, due 03/05/38	125,000	144,325

Comcast Corp.,
6.950%, due 08/15/37	1,750,000	2,215,629

ConocoPhillips,
6.500%, due 02/01/39	925,000	1,228,507

Consolidated Edison Co., Inc.,
Series 2012 A, 4.200%, due 03/15/42	125,000	123,255

7.125%, due 12/01/18	400,000	517,872

CSX Corp.,
6.220%, due 04/30/40	150,000	178,134

CVS Caremark Corp.,
6.250%, due 06/01/27	500,000	597,318

Daimler Finance North America LLC,
8.500%, due 01/18/31	460,000	669,606

Dell, Inc.,
5.400%, due 09/10/40	290,000	301,947

DirecTV Holdings LLC,
6.000%, due 08/15/40	445,000	475,201

Dominion Resources, Inc.,
Series B, 5.950%, due 06/15/35	495,000	590,204

Fort Dearborn Income Securities, Inc.
Portfolio of investments—March 31, 2012
(unaudited)

	Face
Security description	amount	Value

Bonds—(continued)

Corporate bonds—(continued)

United States—(continued)

Dow Chemical Co.,
4.125%, due 11/15/21	$750,000	$771,559

8.550%, due 05/15/19	222,000	290,935

Duke Energy Carolinas LLC,
6.050%, due 04/15/38	350,000	442,603

EI du Pont de Nemours & Co.,
5.600%, due 12/15/36	50,000	59,037

Enterprise Products Operating LLC,
6.125%, due 10/15/39	500,000	563,077

ERAC USA Finance Co.,
7.000%, due 10/15/37[1]	415,000	473,446

ERP Operating LP,
4.750%, due 07/15/20	485,000	517,883

Fidelity National Financial, Inc.,
6.600%, due 05/15/17	150,000	158,817

Florida Power Corp.,
6.350%, due 09/15/37	215,000	277,112

Ford Motor Co.,
7.450%, due 07/16/31	1,000,000	1,222,500

FPL Group Capital, Inc.,
6.650%, due 06/15/67[2]	200,000	205,000

Freeport-McMoRan Copper & Gold, Inc.,
3.550%, due 03/01/22	200,000	192,084

General Electric Capital Corp.,
4.650%, due 10/17/21	800,000	851,456

5.875%, due 01/14/38	1,000,000	1,099,235

Genworth Financial, Inc.,
7.625%, due 09/24/21	300,000	310,341

Goldman Sachs Group, Inc.,
5.750%, due 01/24/22	1,355,000	1,393,943

6.750%, due 10/01/37	570,000	556,932

Halliburton Co.,
4.500%, due 11/15/41	200,000	202,499

Harris Corp.,
6.375%, due 06/15/19	200,000	231,223

Fort Dearborn Income Securities, Inc.
Portfolio of investments—March 31, 2012
(unaudited)

	Face
Security description	amount	Value

Bonds—(continued)

Corporate bonds—(continued)

United States—(continued)

Hasbro, Inc.,
6.350%, due 03/15/40	$365,000	$395,636

HSBC Bank USA N.A.,
4.875%, due 08/24/20	250,000	256,163

5.625%, due 08/15/35	855,000	869,689

Intel Corp.,
4.800%, due 10/01/41	335,000	356,843

International Lease Finance Corp.,
7.125%, due 09/01/18[1]	750,000	817,500

International Paper Co.,
7.500%, due 08/15/21	365,000	460,085

JP Morgan Chase Capital XXV,
Series Y, 6.800%, due 10/01/37	1,100,000	1,106,160

JPMorgan Chase & Co.,
3.150%, due 07/05/16	500,000	515,432

5.400%, due 01/06/42	150,000	159,272

Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35	710,000	733,505

6.500%, due 09/01/39	75,000	83,344

Kraft Foods, Inc.,
6.875%, due 02/01/38	430,000	540,085

6.875%, due 01/26/39	440,000	551,663

Kroger Co.,
6.900%, due 04/15/38	650,000	809,561

Lehman Brothers Holdings, Inc.,
6.750%, due 12/28/17[3,4]	585,000	0

6.875%, due 05/02/18[4]	785,000	235,500

Life Technologies Corp.,
6.000%, due 03/01/20	135,000	154,444

Lowe’s Cos., Inc.,
5.125%, due 11/15/41	210,000	228,983

Massachusetts Mutual Life Insurance Co.,
8.875%, due 06/01/39[1]	275,000	390,244

Fort Dearborn Income Securities, Inc.
Portfolio of investments—March 31, 2012
(unaudited)

	Face
Security description	amount	Value

Bonds—(continued)

Corporate bonds—(continued)

United States—(continued)

McDonald’s Corp.,
3.700%, due 02/15/42	$140,000	$129,422

5.700%, due 02/01/39	160,000	200,104

Merck & Co., Inc.,
6.400%, due 03/01/28	520,000	664,889

Merrill Lynch & Co., Inc.,
6.875%, due 04/25/18	1,015,000	1,128,374

MetLife, Inc.,
5.875%, due 02/06/41	650,000	777,694

Monsanto Co.,
5.500%, due 08/15/25	65,000	77,488

Morgan Stanley,
Series F,
5.625%, due 09/23/19	575,000	568,341

6.625%, due 04/01/18	450,000	473,856

Motiva Enterprises LLC,
6.850%, due 01/15/40[1]	340,000	422,339

National Rural Utilities Cooperative Finance Corp.,
10.375%, due 11/01/18	160,000	232,052

News America, Inc.,
6.200%, due 12/15/34	695,000	770,770

7.750%, due 12/01/45	350,000	409,823

Norfolk Southern Corp.,
5.590%, due 05/17/25	200,000	235,165

Oncor Electric Delivery Co. LLC,
6.800%, due 09/01/18	425,000	513,764

7.000%, due 09/01/22	380,000	461,138

ONEOK Partners LP,
8.625%, due 03/01/19	215,000	277,227

Oracle Corp.,
6.500%, due 04/15/38	320,000	415,029

Owens Corning,
6.500%, due 12/01/16	475,000	527,711

Fort Dearborn Income Securities, Inc.
Portfolio of investments—March 31, 2012
(unaudited)

	Face
Security description	amount	Value

Bonds—(continued)

Corporate bonds—(continued)

United States—(continued)

Pacific Gas & Electric Co.,
6.050%, due 03/01/34	$400,000	$486,230

8.250%, due 10/15/18	275,000	364,034

Pacific Life Insurance Co.,
9.250%, due 06/15/39[1]	210,000	271,978

Pemex Project Funding Master Trust,
5.750%, due 03/01/18	685,000	770,625

Philip Morris International, Inc.,
5.650%, due 05/16/18	1,200,000	1,430,237

Phillips 66,
4.300%, due 04/01/22[1]	200,000	203,440

Prudential Financial, Inc.,
5.625%, due 05/12/41	110,000	114,548

Series B, 5.750%, due 07/15/33	40,000	41,124

Series D, 6.100%, due 06/15/17	505,000	583,157

6.625%, due 12/01/37	260,000	300,215

PSEG Power LLC,
8.625%, due 04/15/31	695,000	986,496

Qwest Corp.,
7.625%, due 06/15/15	340,000	394,069

Republic Services, Inc.,
6.200%, due 03/01/40	425,000	506,847

Reynolds American, Inc.,
7.250%, due 06/15/37	425,000	495,805

SABMiller Holdings, Inc.,
3.750%, due 01/15/22[1]	200,000	203,472

Safeway, Inc.,
7.450%, due 09/15/27	725,000	828,445

San Diego Gas & Electric Co.,
3.950%, due 11/15/41	275,000	265,983

SC Johnson & Son, Inc.,
4.800%, due 09/01/40[1]	250,000	255,869

Simon Property Group LP,
6.750%, due 02/01/40	325,000	399,566

Fort Dearborn Income Securities, Inc.
Portfolio of investments—March 31, 2012
(unaudited)

	Face
Security description	amount	Value

Bonds—(continued)

Corporate bonds—(continued)

United States—(continued)

Southern California Edison Co.,
4.050%, due 03/15/42	$175,000	$168,724

6.650%, due 04/01/29	320,000	408,069

Southern Copper Corp.,
6.750%, due 04/16/40	250,000	270,165

Southern Natural Gas Co.,
8.000%, due 03/01/32	430,000	532,413

Sprint Capital Corp.,
6.875%, due 11/15/28	200,000	153,000

SunTrust Bank,
7.250%, due 03/15/18	495,000	566,099

Swiss Re Solutions Holding Corp.,
7.000%, due 02/15/26	295,000	340,060

Target Corp.,
6.350%, due 11/01/32	315,000	389,592

6.500%, due 10/15/37	185,000	239,376

7.000%, due 01/15/38	105,000	141,383

Time Warner Cable, Inc.,
7.300%, due 07/01/38	600,000	756,598

8.750%, due 02/14/19	410,000	534,478

Time Warner, Inc.,
7.625%, due 04/15/31	710,000	909,053

Tupperware Brands Corp.,
4.750%, due 06/01/21	355,000	361,101

Union Electric Co.,
6.700%, due 02/01/19	340,000	417,854

Union Pacific Corp.,
5.780%, due 07/15/40	180,000	212,665

United Technologies Corp.,
5.700%, due 04/15/40	290,000	349,159

6.700%, due 08/01/28	160,000	209,301

UnitedHealth Group, Inc.,
4.375%, due 03/15/42	50,000	48,234

5.800%, due 03/15/36	50,000	57,515

6.875%, due 02/15/38	415,000	544,519

Fort Dearborn Income Securities, Inc.
Portfolio of investments—March 31, 2012
(unaudited)

	Face
Security description	amount	Value

Bonds—(continued)

Corporate bonds—(concluded)

United States—(concluded)

Valero Energy Corp.,
6.625%, due 06/15/37	$150,000	$163,261

7.500%, due 04/15/32	465,000	541,284

Verizon New York, Inc.,
Series B, 7.375%, due 04/01/32	1,085,000	1,286,686

Viacom, Inc.,
4.500%, due 02/27/42	300,000	283,822

Virginia Electric & Power Co.,
6.350%, due 11/30/37	165,000	214,385

Wal-Mart Stores, Inc.,
6.500%, due 08/15/37	600,000	789,929

Washington Mutual Bank,
5.500%, due 01/15/13[4]	750,000	75

Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17[1,2,4,5,6]	1,300,000	6,500

Wells Fargo Bank N.A.,
5.950%, due 08/26/36	450,000	492,826

Wells Fargo Capital X,
5.950%, due 12/15/36	475,000	479,322

Williams Cos., Inc.,
8.750%, due 03/15/32	177,000	233,342

Williams Partners LP,
6.300%, due 04/15/40	275,000	319,686

Wisconsin Power & Light Co.,
7.600%, due 10/01/38	175,000	258,721

WM Wrigley Jr. Co.,
3.700%, due 06/30/14[1]	465,000	482,234

Xcel Energy, Inc.,
4.800%, due 09/15/41	475,000	498,673

Xerox Corp.,
6.350%, due 05/15/18	540,000	626,536

Total United States corporate bonds		71,893,423

Total corporate bonds (cost—$82,510,722)		88,294,588

Fort Dearborn Income Securities, Inc.
Portfolio of investments—March 31, 2012
(unaudited)

	Face
Security description	amount	Value

Bonds—(continued)

Asset-backed securities—0.61%

United States—0.61%

Ameriquest Mortgage Securities, Inc.,
Series 2005-R6, Class A2,
0.442%, due 08/25/35[2]	$80,635	$77,337

Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3,
6.150%, due 06/15/39	390,000	503,731

Continental Airlines, Inc.,
Series 2009-2, Class A,
7.250%, due 11/10/19	278,058	311,424

Total asset-backed securities (cost—$728,889)		892,492

Commercial mortgage-backed securities—1.42%

United States—1.42%

Banc of America Commercial Mortgage, Inc.,
Series 2007-2, Class AM,
5.674%, due 04/10/49[2]	475,000	472,267

Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class AM,
5.475%, due 03/10/39	1,100,000	1,091,672

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-LD11, Class A4,
5.816%, due 06/15/49[2]	475,000	520,640

Total commercial mortgage-backed securities (cost—$1,418,096)		2,084,579

Mortgage & agency debt securities—9.85%

United States—9.85%

Federal Home Loan Mortgage Corp.,[7]
5.000%, due 01/30/14	30,000	32,518

Federal Home Loan Mortgage Corp. Gold Pools,[7]
#E01127, 6.500%, due 02/01/17	40,499	44,255

Federal National Mortgage Association Pools,[7]
#AE1568, 4.000%, due 09/01/40	796,920	836,087

#AI7381, 4.000%, due 09/01/41	2,051,313	2,153,093

#AL0160, 4.500%, due 05/01/41	1,168,184	1,244,323

#688066, 5.500%, due 03/01/33	171,219	189,498

Fort Dearborn Income Securities, Inc.
Portfolio of investments—March 31, 2012
(unaudited)

	Face
Security description	amount	Value

Bonds—(continued)

Mortgage & agency debt securities—(concluded)

United States—(concluded)

Federal National Mortgage Association Pools,[7] (concluded)
#793666, 5.500%, due 09/01/34	$728,501	$799,957

#802481, 5.500%, due 11/01/34	149,205	163,968

#596124, 6.000%, due 11/01/28	115,153	128,428

#253824, 7.000%, due 03/01/31	66,049	75,697

Federal National Mortgage Association Re-REMIC,[7]
Series 1993-106, Class Z,
7.000%, due 06/25/13	8,635	8,900

Government National Mortgage Association Pools,
#5204, 4.500%, due 10/20/41	6,690,590	7,300,904

#781029, 6.500%, due 05/15/29	36,023	41,844

GSR Mortgage Loan Trust,
Series 2006-2F, Class 3A4,
6.000%, due 02/25/36	1,231,578	1,130,962

Wells Fargo Mortgage Backed Securities Trust,
Series 2003-18, Class A2,
5.250%, due 12/25/33	334,080	347,019

Total mortgage & agency debt securities (cost—$14,398,806)		14,497,453

Municipal bonds—7.32%

California—1.34%

Los Angeles Unified School District,
6.758%, due 07/01/34	150,000	191,979

State of California, GO,
6.650%, due 03/01/22	300,000	361,008

7.300%, due 10/01/39	570,000	713,640

7.550%, due 04/01/39	365,000	468,992

University of California Revenue Bonds,
Series 2009, 5.770%, due 05/15/43	195,000	229,283

		1,964,902

Georgia—0.12%

Municipal Electric Authority of Georgia Revenue Bonds,
6.637%, due 04/01/57	150,000	168,380

Illinois—1.51%

Illinois State Taxable Pension,
5.100%, due 06/01/33	2,350,000	2,225,074

Fort Dearborn Income Securities, Inc.
Portfolio of investments—March 31, 2012
(unaudited)

	Face
Security description	amount	Value

Bonds—(continued)

Municipal bonds—(concluded)

Massachusetts—0.10%

Commonwealth of Massachusetts, GO,
5.456%, due 12/01/39	$125,000	$150,075

New Jersey—3.34%

New Jersey Economic Development
Authority Revenue Bonds,
Series B, 4.761%, due 02/15/18[8]	5,000,000	4,075,100

New Jersey State Turnpike Authority Revenue Bonds,
Series F, 7.414%, due 01/01/40	140,000	199,683

New Jersey Transportation Trust Fund
Authority Revenue Bonds,
6.561%, due 12/15/40	500,000	643,875

		4,918,658

New York—0.38%

Metropolitan Transportation Authority Revenue Bonds,
6.668%, due 11/15/39	200,000	250,710

New York State Urban Development Corp. Revenue Bonds,
5.770%, due 03/15/39	265,000	310,707

		561,417

Pennsylvania—0.22%

Commonwealth of Pennsylvania, GO,
5.350%, due 05/01/30	300,000	329,037

Tennessee—0.24%

Metropolitan Government of Nashville &
Davidson County Convention Center
Authority Revenue Bonds,
6.731%, due 07/01/43	300,000	352,770

Texas—0.07%

Texas Transportation Commission Revenue Bonds,
Series B, 5.178%, due 04/01/30	90,000	105,034

Total municipal bonds (cost—$9,342,389)		10,775,347

Fort Dearborn Income Securities, Inc.
Portfolio of investments—March 31, 2012
(unaudited)

	Face
Security description	amount	Value

Bonds—(concluded)

US government obligations—12.21%

US Treasury Bonds,
3.125%, due 11/15/41	$5,435,000	$5,213,355

3.125%, due 02/15/42	1,790,000	1,715,883

3.750%, due 08/15/41	1,190,000	1,286,502

US Treasury Notes,
0.250%, due 02/28/14	1,130,000	1,128,323

0.875%, due 02/28/17	260,000	258,172

2.000%, due 02/15/22	8,525,000	8,361,158

Total US government obligations (cost—$18,087,289)		17,963,393

Non-US government obligations—4.18%

Brazil—1.64%

Brazilian Government International Bond,
8.250%, due 01/20/34	900,000	1,356,750

8.875%, due 04/15/24	700,000	1,065,750

		2,422,500

Israel—1.58%

Israel Government AID Bond,
1.663%, due 02/15/17[8]	2,500,000	2,323,360

Mexico—0.96%

United Mexican States,
4.750%, due 03/08/44	225,000	221,625

8.300%, due 08/15/31	800,000	1,188,000

		1,409,625

Total Non-US government obligations (cost—$5,370,087)		6,155,485

Supranational bond—0.16%

Inter-American Development Bank,
7.000%, due 06/15/25
(cost—$245,612)	175,000	239,551

Total bonds (cost—$132,101,890)		140,902,888

Fort Dearborn Income Securities, Inc.
Portfolio of investments—March 31, 2012
(unaudited)

Security description	Shares	Value

Preferred stock—0.02%

United States—0.02%

Ally Financial, Inc.,
7.000%[1,9]
(cost—$34,713)	42	$34,990

Short-term investment—3.21%

Investment company—3.21%

UBS Cash Management Prime Relationship Fund[10]
(cost—$4,723,002)	4,723,002	4,723,002

Total investments—98.98% (cost—$136,859,605)		145,660,880

Cash and other assets, less liabilities—1.02%		1,505,514

Net assets—100.00%		$147,166,394

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$12,722,108

Gross unrealized depreciation	(3,920,833)

Net unrealized appreciation of investments	$8,801,275

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to page 29. Portfolio footnotes begin on page 28.

Fort Dearborn Income Securities, Inc.
Portfolio of investments—March 31, 2012
(unaudited)

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

	Unadjusted
	quoted prices
	in active	Other
	markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$88,294,588	$0	$88,294,588

Asset-backed securities	—	892,492	—	892,492

Commercial mortgage-backed securities	—	2,084,579	—	2,084,579

Mortgage & agency debt securities	—	14,497,453	—	14,497,453

Municipal bonds	—	10,775,347	—	10,775,347

US government obligations	—	17,963,393	—	17,963,393

Non-US government obligations	—	6,155,485	—	6,155,485

Supranational bond	—	239,551	—	239,551

Preferred stock	—	34,990	—	34,990

Short-term investment	—	4,723,002	—	4,723,002

Total	$—	$145,660,880	$0	$145,660,880

Fort Dearborn Income Securities, Inc.
Portfolio of investments—March 31, 2012
(unaudited)

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Corporate bonds	Total

Assets
Beginning balance	$19,500	$19,500

Purchases	—	—

Issuances	—	—

Sales	—	—

Settlements	—	—

Accrued discounts (premiums)	—	—

Total realized gain (loss)	—	—

Change in net unrealized appreciation/depreciation	(13,000)	(13,000)

Transfers into Level 3	—	—

Transfers out of Level 3[11]	(6,500)	(6,500)

Ending balance	$0	$0

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2012 was $0.

Portfolio footnotes
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $6,588,077 or 4.48% of net assets.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of March 31, 2012 and changes periodically.
[3]	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2012, the value of this security amounted to $0 or 0.00% of net assets.
[4]	Security is in default.

Fort Dearborn Income Securities, Inc.
Portfolio of investments—March 31, 2012
(unaudited)

[5]	This security, which represents 0.00% of net assets as of March 31, 2012, is considered restricted. (See restricted security table below for more information.)

Acquisition
			cost as a		Value as a
Restricted	Acquisition	Acquisition	percentage	Value	percentage
security	date	cost	of net assets	03/31/12	of net assets

Washington Mutual Preferred Funding LLC, 9.750%, due 12/15/17	10/19/07 - 11/02/07	$1,299,750	0.88%	$6,500	0.00%[a]

[a]	Amount represents less than 0.005%

[6]	Perpetual bond security. The maturity date reflects the next call date.
[7]	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[8]	Rate shown reflects annualized yield at March 31, 2012 on zero coupon bond.
[9]	This security is subject to a perpetual call and may be called in full or partially on or anytime after June 6, 2012.
[10]	The table below details the Fund’s investments in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Income
earned
		Purchases	Sales		from affiliate
		during the	during the		for the
		six months	six months		six months
Security	Value	ended	ended	Value	ended
description	09/30/11	03/31/12	03/31/12	03/31/12	03/31/12

UBS Cash Management Prime Relationship Fund	$1,913,431	$47,499,229	$44,689,658	$4,723,002	$1,860

[11]	Transfers out of Level 3 represent the value at the end of the period. At March 31, 2012, a security was transferred from Level 3 to Level 2 as the valuation is based on observable inputs from an established pricing source.

Portfolio acronyms
AID	Agency for International Development
GO	General Obligation
GSR	Goldman Sachs Residential
REIT	Real estate investment trust
Re-REMIC	Combined Real Estate Mortgage Investment Conduit

See accompanying notes to financial statements	29

Fort Dearborn Income Securities, Inc.
Statement of assets and liabilities
March 31, 2012 (unaudited)

Assets:
Investments in securities of unaffiliated issuers, at value (cost—$132,136,603)	$140,937,878

Investments in affiliated issuers, at value (cost—$4,723,002)	4,723,002

Total investments (cost—$136,859,605)	145,660,880

Interest receivable	1,575,964

Receivable for investments sold	1,813,188

Other assets	30,436

Total assets	149,080,468

Liabilities:
Payable for investments purchased	1,638,957

Payable for investment advisory fees	172,243

Directors’ fees payable	4,428

Accrued expenses and other liabilities	98,446

Total liabilities	1,914,074

Net assets:
Capital stock—$0.01 par value; 12,000,000 shares authorized; 8,775,665 shares issued and outstanding	$135,116,083

Accumulated undistributed net investment income	331,988

Accumulated net realized gain	2,917,048

Net unrealized appreciation	8,801,275

Net assets	$147,166,394

Net asset value per share	$16.77

30	See accompanying notes to financial statements

Fort Dearborn Income Securities, Inc.
Statement of operations

For the six
months ended
March 31, 2012
(unaudited)

Investment income:
Interest	$3,458,211

Affiliated interest	1,860

Dividends	1,469

Total investment income	3,461,540

Expenses:
Investment advisory fees	348,869

Professional fees	43,229

Custody and accounting fees	31,181

Reports and notices to shareholders	23,264

Transfer agency fees	21,358

Listing fees	11,907

Directors’ fees	10,018

Franchise taxes	5,926

Insurance expense	4,413

Other expenses	8,853

Total expenses	509,018

Net investment income	2,952,522

Realized and unrealized gains (losses) from investment activities:
Net realized gain on investment activities	3,465,559

Net change in unrealized appreciation/depreciation on investments	(1,459,747)

Net realized and unrealized gain from investment activities	2,005,812

Net increase in net assets resulting from operations	$4,958,334

See accompanying notes to financial statements	31

Fort Dearborn Income Securities, Inc.
Statement of changes in net assets

	For the six	For the
	months ended	year ended
	March 31, 2012	September 30,
	(unaudited)	2011

From operations:
Net investment income	$2,952,522	$6,568,558

Net realized gain	3,465,559	6,033,597

Net change in unrealized appreciation/depreciation	(1,459,747)	(1,301,918)

Net increase in net assets resulting from operations	4,958,334	11,300,237

Dividends and distributions to shareholders from:
Net investment income	(3,203,117)	(8,091,164)

Net realized gains	(6,283,376)	(3,755,985)

Total dividends and distributions to shareholders	(9,486,493)	(11,847,149)

Net decrease in net assets	(4,528,159)	(546,912)

Net assets:
Beginning of period	151,694,553	152,241,465

End of period	$147,166,394	$151,694,553

Accumulated undistributed net investment income	$331,988	$582,583

32	See accompanying notes to financial statements

This page intentionally left blank.

Fort Dearborn Income Securities, Inc.
Financial highlights

Selected data for a share of capital stock outstanding through each period is presented below:

For the six
months
ended
March 31, 2012
(unaudited)

Net asset value, beginning of period	$17.29

Net investment income[1]	0.34

Net realized and unrealized gains (losses)	0.23

Net increase (decrease) from operations	0.57

Dividends from net investment income	(0.37)

Distributions from net realized gains	(0.72)

Total dividends and distributions	(1.09)

Net asset value, end of period	$16.77

Market price, end of period	$16.17

Total net asset value return[2]	3.31%

Total market price return[3]	7.53%

Ratios to average net assets:
Expenses	0.68%[4]

Net investment income	3.96%[4]

Supplemental data:
Net assets, end of period (in millions)	$147.2

Portfolio turnover rate	78%

Number of shares outstanding at end of period (in thousands)	8,776

[1]	Calculated using the average shares method.
[2]	Total net asset value return is calculated assuming a $10,000 purchase of common stock at the current net asset value on the first day of each period reported and a sale at the current net asset value on the last day of each period reported, and assuming reinvestment of dividends and other distributions at the net asset value on the payable dates. Total net asset value return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or a sale of Fund shares. Total return based on net asset value is hypothetical as investors cannot purchase or sell Fund shares at the net asset value but only at market prices.
[3]	Total market price return is calculated assuming a $10,000 purchase of common stock at the current market price on the first day of each period reported and a sale at the current market price on the last day of each period reported, and assuming reinvestment of dividends and other distributions at prices obtained under the Fund’s Dividend Reinvestment Plan. Total market price return does not reflect brokerage commissions or the deduction of taxes that a shareholder would pay on Fund dividends/distributions or a sale of Fund shares.
[4]	Annualized.

34	See accompanying notes to financial statements

Fort Dearborn Income Securities, Inc.
Financial highlights

For the years ended September 30,

2011	2010	2009	2008	2007

$17.35	$16.50	$13.81	$15.68	$15.80

0.75	0.81	0.78	0.85	0.82

0.54	1.23	2.63	(1.83)	(0.14)

1.29	2.04	3.41	(0.98)	0.68

(0.92)	(0.90)	(0.71)	(0.80)	(0.80)

(0.43)	(0.29)	(0.01)	(0.09)	—

(1.35)	(1.19)	(0.72)	(0.89)	(0.80)

$17.29	$17.35	$16.50	$13.81	$15.68

$16.07	$16.15	$14.85	$12.92	$13.86

8.10%	12.98%	25.29%	(6.60)%	4.40%

8.59%	17.71%	21.08%	(0.62)%	4.31%

0.70%	0.70%	0.85%	0.72%	0.77%

4.50%	4.91%	5.35%	5.45%	5.20%

$151.7	$152.2	$144.8	$121.2	$137.6

154%	101%	117%	185%	130%

8,776	8,776	8,776	8,776	8,776

See accompanying notes to financial statements	35

Fort Dearborn Income Securities, Inc.
Notes to financial statements (unaudited)

Organization and significant accounting policies
Fort Dearborn Income Securities, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company whose shares trade on the New York Stock Exchange and the Chicago Stock Exchange. The Fund invests principally in investment grade long-term fixed income debt securities. The Fund’s primary objective is to provide shareholders with a stable stream of current income consistent with external interest rate conditions and provide a total return over time that is above what they could receive by investing individually in the investment grade and long-term maturity sectors of the bond market. There can be no assurance that the Fund’s investment objective will be achieved.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“U.S. GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative U.S. GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with U.S. GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities and other instruments from independent

Fort Dearborn Income Securities, Inc.
Notes to financial statements (unaudited)

pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable securities or instruments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities and instruments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at a fair value determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or

Fort Dearborn Income Securities, Inc.
Notes to financial statements (unaudited)

instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value.

Certain securities and instruments in which the Fund invests are traded in markets that close before 4:00 p.m. Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern time will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s securities and instruments, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities or instruments as of 4:00 p.m. Eastern time.

U.S. GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of the Fund’s Portfolio of investments on page 27.

In January 2010, FASB issued Accounting Standards Update No. 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and

Fort Dearborn Income Securities, Inc.
Notes to financial statements (unaudited)

Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, including information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009. The disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements have been implemented for the interim and annual reporting periods beginning after December 15, 2010.

In May 2011, FASB issued Accounting Standards Update No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards” (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit

Fort Dearborn Income Securities, Inc.
Notes to financial statements (unaudited)

risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the Fund’s financial statement disclosures.

Restricted securities
The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Fund’s Notes to portfolio of investments.

Mortgage-backed securities and other investments
The Fund invests in Mortgage-Backed Securities (MBS), representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. MBS issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations is also higher. Freddie Mac and Fannie Mae historically were agencies sponsored by the US government that were supported only by the credit of the issuing agencies and not backed by the full faith and credit of the United States. However, on September 7, 2008, due to the value of Freddie Mac’s and Fannie Mae’s

Fort Dearborn Income Securities, Inc.
Notes to financial statements (unaudited)

securities falling sharply and concerns that the firms did not have sufficient capital to offset losses resulting from the mortgage crisis, the Federal Housing Finance Agency placed Freddie Mac and Fannie Mae into conservatorship. As a result, Fannie Mae and Freddie Mac obligations became guaranteed obligations of the United States. Although the US government or its agencies provide financial support to such entities, no assurance can be given that they will always do so. The US government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

The Fund invests in Collateralized Mortgage Obligations (CMOs). A CMO is a bond, which is collateralized by a pool of MBS. The Fund may also invest in REMICs (Real Estate Mortgage Investment Conduits) which are simply another form of CMO. These MBS pools are divided into classes or tranches with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid. For instance, a Planned Amortization Class (PAC) is a specific class of mortgages, which over its life will generally have the most stable cash flows and the lowest prepayment risk. A Graduated Payment Mortgage (GPM) is a negative amortization mortgage where the payment amount gradually increases over the life of the mortgage. The early payment amounts are not sufficient to cover the interest due, and therefore, the unpaid interest is added to the principal, thus increasing the borrower’s mortgage balance. Prepayment may shorten the stated maturity of the CMO and can result in a loss of premium, if any has been paid.

The Fund invests in Asset-Backed Securities, representing interests in pools of certain types of underlying installment loans or leases or by revolving lines of credit. They often include credit enhancement that help limit investors’ exposure to the underlying credit. These securities are valued on the basis of timing and certainty of cash flows compared to investments with similar durations.

Investment transactions and investment income
Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions

Fort Dearborn Income Securities, Inc.
Notes to financial statements (unaudited)

are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments. Dividend income is recorded on the ex-dividend date.

Dividends and distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends from net investment income and distributions of net realized capital gains and/or return of capital are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent they are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in US securities. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Fund invests. As of March 31, 2012, the Fund had less than 10% of net assets invested in emerging market countries. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Capital stock
At March 31, 2012, there were 12,000,000 shares of $0.01 par value capital stock authorized, and 8,775,665 shares issued and outstanding. During the six months ended March 31, 2012, no new shares were issued as part of the dividend reinvestment plan.

Fort Dearborn Income Securities, Inc.
Notes to financial statements (unaudited)

Investment advisory fees and other transactions with affiliates
Under an agreement between the Fund and UBS Global AM, UBS Global AM manages the Fund’s investment portfolio, maintains its accounts and records, and furnishes the services of individuals to perform executive functions for the Fund. In return for these services, the Fund pays UBS Global AM 0.50% per annum of the Fund’s average weekly net assets up to $100,000,000 and 0.40% per annum of average weekly net assets in excess of $100,000,000. At March 31, 2012, the Fund owed UBS Global AM $172,243 for investment advisory fees.

Purchases and sales of securities
Purchases and sales (including maturities) of portfolio securities during the six months ended March 31, 2012, were as follows: debt securities, excluding short-term securities and US government debt obligations, $43,140,130 and $35,178,222, respectively; and US government debt obligations, $71,515,946 and $89,049,469, respectively.

Federal tax status
It is the Fund’s policy to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax. Accordingly, no federal income tax provision was required.

The tax character of distributions paid during the year ended September 30, 2011 was as follows:

Distributions paid from:	2011

Ordinary income	$11,697,962

Net long-term capital gains	149,187

$11,847,149

The tax character of distributions paid and components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending September 30, 2012.

Fort Dearborn Income Securities, Inc.
Notes to financial statements (unaudited)

As of and during the six months ended March 31, 2012, the Fund did not have any liabilities for any unrecognized tax provisions. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of operations. During the period, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended September 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an indefinite period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Fort Dearborn Income Securities, Inc.
General information (unaudited)

The Fund
Fort Dearborn Income Securities, Inc. (the “Fund”) is a diversified, closed-end management investment company whose shares trade on the New York Stock Exchange and the Chicago Stock Exchange. The primary objective of the Fund is to provide its shareholders with a stable stream of current income consistent with external interest rate conditions and provide a total return over time that is above what they could receive by investing individually in the investment grade and long-term maturity sectors of the bond market. There can be no assurance that the Fund’s investment objective will be achieved. The Fund’s investment advisor is UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Shareholder information
The Fund’s NYSE trading symbol is “FDI.” Net asset value and market price information as well as other information about the Fund is updated each business day on the Web site of the Fund’s advisor at the following internet address:
http://globalam-us.ubs.com/corpweb/closedendedfunds.do.

An annual meeting of the shareholders of the Fund was held on December 2, 2011. At the meeting, Adela Cepeda, Frank K. Reilly, Edward M. Roob, Abbie J. Smith and J. Mikesell Thomas were elected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and qualified or until they resign or are otherwise removed. The shares were voted as indicated below:

		Shares
To vote for or withhold authority	Shares	withhold
In the election of:	voted for	authority

Adela Cepeda	6,903,916	380,231

Frank K. Reilly	6,922,677	361,470

Edward M. Roob	6,903,252	380,895

Abbie J. Smith	6,884,535	399,611

J. Mikesell Thomas	6,886,539	397,608

The Fund is not aware of any broker non-votes with respect to the election of directors proposal. (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received

Fort Dearborn Income Securities, Inc.
General information (unaudited)

from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.)

Quarterly Form N-Q portfolio schedule
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Form N-Q from the Fund upon request by calling 1-888-793 8637.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies (2) proxy voting procedures, and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-888-793 8637, online on the Fund’s Web site: http://www.ubs.com/1/e/globalam/Americas/globalamus/globalamusii/closed_end_funds.html or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov.)

Stock repurchase plan
On July 28, 1988, the Board of Directors of the Fund approved a resolution to repurchase up to 700,000 of its common shares. The Fund may repurchase shares, at a price not in excess of market and at a discount from net asset value, if and when such repurchases are deemed appropriate and in the shareholders’ best interest. Any repurchases will be made in compliance with applicable requirements of the federal securities law.

Dividend reinvestment plan
The Fund has established a dividend reinvestment plan (the “Plan”) under which all shareholders whose shares are registered in their own names, or in the name of a participating broker or its nominee, may elect to have all dividends and other distributions automatically reinvested in additional

Fort Dearborn Income Securities, Inc.
General information (unaudited)

Fund shares. Shareholders who elect to hold their shares in the name of a broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee. More information regarding the Plan is provided below.

The Plan is applicable in each case where the Fund declares a dividend or other distribution payable in cash and simultaneously gives to its shareholders who are participants under the Plan (“Participants”) the option to receive such dividend or other distribution in Fund shares.

Commencing seven trading days prior to the date of payment of such dividend or other distribution, but only if the market price plus brokerage commissions at the time of purchase is lower than the net asset value as of the close of business on the eighth trading day prior to such date of payment (“Base Net Asset Value”), the agent (the “Agent”), on behalf of the Participants, will purchase shares in the open market(s) available to it. There can be no assurance that shares will be available in such open market(s) at a cost lower than Base Net Asset Value or in sufficient quantities to permit such purchases by the Agent. These purchases may be made on any securities exchange where such shares are traded, in the over-the-counter market or by negotiated transactions and may be subject to such terms of price, delivery, etc., to which the Agent may agree. If the market price for the shares is greater than the net asset value as of the close of business on the eighth trading day prior to the date of payment, then the Fund will issue shares in payment of the dividend.

On the date of payment of such dividend or other distribution, the Agent will elect to have the Fund pay the dividend or other distribution in cash to the extent of the cost, including brokerage commissions, of the shares to be purchased by the Agent, and will elect to have the Fund pay the balance, if any, of the dividend or other distribution in shares. Such payments will be made by the Fund to Computershare Trust Company, N.A. (“Computershare”) as administrator of the Plan for the Participants. Computershare, in turn, will immediately settle the open market purchases with the Agent. If shares are distributed in payment of a dividend or

Fort Dearborn Income Securities, Inc.
General information (unaudited)

distribution because market price exceeded net asset value, a Participant will be required to include in gross income an amount equal to the greater of net asset value or 95% of fair market value (average of the high and low sales price on the date of the distribution) of the shares received by the Participant rather than the amount of such dividend. Distributions of shares will be subject to the right of the Fund to take such actions as may be deemed necessary in order to comply with or conform to the requirements of any applicable law or regulation.

The shares credited to the accounts of Participants at Computershare will be determined on the basis of the amount of dividend or distribution to which each Participant is entitled, whether shares are purchased on the open market or issued by the Fund. Each Participant will be furnished with periodic statements.

A Participant will have the right to vote the full shares credited to the Participant’s account under the Plan on the record date for a vote. Proxies sent to a Participant by Computershare will include the number of full shares held for the Participant under the Plan.

The investment of dividends and distributions under the Plan does not relieve the Participant of any income tax which may be payable on such dividends or distributions. Annually, each participant will be provided with information for tax purposes with respect to the dividends and distributions on the shares held for the account of the Participant. The Fund strongly recommends that all Participants retain each year’s final statement on their Plan participation as a part of their permanent tax record.

Shareholders who wish to elect to participate in the Plan should contact Computershare for further information. A Participant may terminate participation in the Plan at any time by notice in writing to Computershare.

All correspondence concerning the Plan should be directed to Computershare at Computershare Dividend Reinvestment Services, P.O. Box 43078, Providence, RI 02940-3078. You may also contact Computershare directly at 1-800-446 2617. In order to be effective on the payment date of any dividend or distribution, notice of such termination

Fort Dearborn Income Securities, Inc.
General information (unaudited)

must be received by Computershare before the record date for the payment of such dividend or distribution. If a notice to discontinue is received by Computershare on or after the record date for a dividend payment, such notice to discontinue may not become effective until such dividend has been reinvested and the shares purchased are credited to the Participant’s account under the Plan. Computershare, in its sole discretion, may either pay such dividend in cash or reinvest it in shares on behalf of the terminating Participant. Computershare may terminate, for whatever reason at any time as it may determine in its sole discretion, an individual’s participation in the Plan upon mailing a notice of termination to the Participant at the Participant’s address as it appears on Computershare’s records.

When an account is terminated, the Participant will receive a certificate for the number of full shares credited to the Participant’s account under the Plan, unless the sale of all or part of such shares is requested. Such sale may, but need not, be made by purchase of the shares for the account of other Participants and any such transaction shall be deemed to have been made at the then current market price less any applicable brokerage commissions and any other costs of sale. The terminating Participant’s fractional share interest in the Plan will be aggregated with the fractional share interests of other terminating Participants and sold. The net proceeds of such sales will be distributed to the Participants in payment for their fractional share interests.

The Fund may terminate or amend the Plan upon thirty (30) days’ notice in writing to each Participant, such termination or amendment to be effective as to all dividends and distributions payable to shareholders of record on any date more than thirty (30) days after mailing of such notice.

There is no direct service charge (other than brokerage commissions) by the Agent to Participants in the Plan. All costs of the Plan, except brokerage commissions, will be paid by the Fund. However, the Fund reserves the right to amend the Plan in the future to include a service charge.

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Directors
Adela Cepeda	Edward M. Roob

Frank K. Reilly	J. Mikesell Thomas

Abbie J. Smith

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper
Vice President and Secretary

Investment Advisor
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

© 2012 UBS Global Asset Management (Americas) Inc. All rights reserved.

©UBS 2012. All rights reserved.
UBS Global Asset Management (Americas) Inc. is a
subsidiary of UBS AG.
May 2012
www.ubs.com/globalam-us

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 6. Schedule of Investments.

(a)  Included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

 Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the registrant’s equity securities made in the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating, Compensation and Governance Committee. The Nominating, Compensation and Governance Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. A Qualifying Fund Shareholder is a shareholder that: (i) owns of record, or beneficially through a financial intermediary, ½ of 1% or more of the Fund’s outstanding shares and (ii) has been a shareholder of at least ½ of 1% of the Fund’s total outstanding shares for 12 months or more prior to submitting the recommendation to the Nominating, Compensation and Governance Committee. In order to recommend a nominee, a Qualifying Fund Shareholder should send a letter to the chairperson of the Nominating, Compensation and Governance Committee, Ms. Adela Cepeda, care of Mark Kemper, the Secretary of the Fund, at UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, Illinois 60606. The Qualifying Fund Shareholder’s letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each class and series of shares of the Fund which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae. The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders. The Nominating, Compensation and Governance Committee may also seek such additional information about the nominee as it considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of board members.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semiannual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

(a)	(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – The registrant has not engaged in such a solicitation during the period covered by this report.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fort Dearborn Income Securities, Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	June 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	June 8, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Principal Accounting Officer and Treasurer

Date:	June 8, 2012